CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2013
Issuance Of Common Shares Settlement	7.00%
Capital Lease Obligations Settled With Convertible Note	4.50%